Share-Based Compensation (Details Narrative) - Stock Option Awards [Member] $ / shares in Units, Unit_pure in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2022 CAD ($) $ / shares	Jul. 31, 2021 CAD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 7.1	$ 5.1	$ 25.5	$ 21.0
Granted			2.5	2.2
Weighted average fair value of options granted | $ / shares			$ 12.41	$ 8.9